Mineral exploration and project evaluation (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of mineral exploration and project evaluation costs

	2023	2022	2021
Mineral exploration	(58,042)	(61,986)	(55,594)
Project evaluation	(41,624)	(36,876)	(29,449)
Mineral exploration and Project development	(99,666)	(98,862)	(85,043)